Fair Value Measurements - Summary of Fair Value Measurements (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		$ 6,922
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 5,140
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	5,140
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	5,140
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 5,140